UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Mutuals Advisors, Inc
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Address:    700 N. Pearl St
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            Suite 900
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            Dallas, TX 75201
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Form 13F File Number:   28- 12695
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E. Scott
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Title:      Chief Compliance Officer
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

         /s/ David E. Scott            New York, New York           02/12/09
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               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

28-
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     32
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Form 13F Information Table Value Total:     $ 74,577
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number     Name
       28-
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

13F: All Funds as of 12/31/08

Name of Issuer                 Title of Class      CUSIP         Market      Shares/   Investment    Other Managers   Sole   Shared
                                                                 Value $    Quantity   Discretion
                                                                (x1,000)
BOEING CO                                  COM    097023105       1,707        40,000     OTHER      GNI Capital, Inc.        40,000
BRISTOL MYERS SQUIBB CO                    COM    110122108         581        25,000     OTHER      GNI Capital, Inc.        25,000
BRITISH AMERN TOB PLC            SPONSORED ADR    110448107       5,823       110,000     OTHER      GNI Capital, Inc.       110,000
ISHARES INC                        MSCI TAIWAN    464286731         645        85,000     OTHER      GNI Capital, Inc.        85,000
ISHARES TR                     BARCLYS TIPS BD    464287176         992        10,000     OTHER      GNI Capital, Inc.        10,000
ISHARES TR                      MSCI EMERG MKT    464287234       1,498        60,000     OTHER      GNI Capital, Inc.        60,000
ISHARES TR                      RUSSELL1000GRW    464287614       1,482        40,000     OTHER      GNI Capital, Inc.        40,000
ISHARES TR                      BARCLYS MBS BD    464288588       1,574        15,000     OTHER      GNI Capital, Inc.        15,000
ISHARES TR                        MSCI GRW IDX    464288885       1,364        30,000     OTHER      GNI Capital, Inc.        30,000
LILLY ELI & CO                             COM    532457108         584        14,500     OTHER      GNI Capital, Inc.        14,500
LOCKHEED MARTIN CORP                       COM    539830109       6,306        75,000     OTHER      GNI Capital, Inc.        75,000
LORILLARD INC                              COM    544147101       6,199       110,000     OTHER      GNI Capital, Inc.       110,000
NORTHROP GRUMMAN CORP                      COM    666807102       1,802        40,000     OTHER      GNI Capital, Inc.        40,000
OSI PHARMACEUTICALS INC                    COM    671040103         391        10,000     OTHER      GNI Capital, Inc.        10,000
OIL SVC HOLDRS TR                DEPOSTRY RCPT    678002106         369         5,000     OTHER      GNI Capital, Inc.         5,000
PHILIP MORRIS INTL INC                     COM    718172109      12,835       295,000     OTHER      GNI Capital, Inc.       295,000
RAYTHEON CO                            COM NEW    755111507       6,686       131,000     OTHER      GNI Capital, Inc.       131,000
WMS INDS INC                               COM    929297109       5,044       187,500     OTHER      GNI Capital, Inc.       187,500
WYNN RESORTS LTD                           COM    983134107       2,536        60,000     OTHER      GNI Capital, Inc.        60,000
DIAGEO P L C                      SPON ADR NEW    25243Q205       8,085       142,500     OTHER      GNI Capital, Inc.       142,500
MEDCO HEALTH SOLUTIONS INC                 COM    58405U102         356         8,500     OTHER      GNI Capital, Inc.         8,500
POWERSHARES ETF TRUST           FTSERAFI FINAN    73935X237         279        15,000     OTHER      GNI Capital, Inc.        15,000
POWERSHARES ETF TRUST           HLTHCR SEC POR    73935X351         706        36,000     OTHER      GNI Capital, Inc.        36,000
PROSHARES TR                  PSHS ULT S&P 500    74347R107         526        20,000     OTHER      GNI Capital, Inc.        20,000
PROSHARES TR                  PSHS ULTSH 20YRS    74347R297         377        10,000     OTHER      GNI Capital, Inc.        10,000
PROSHARES TR                  PSHS ULT HLTHCRE    74347R735       1,093        30,000     OTHER      GNI Capital, Inc.        30,000
RYDEX ETF TRUST                 S&P500 PUR GRW    78355W403       1,177        51,300     OTHER      GNI Capital, Inc.        51,300
SPDR SERIES TRUST               S&P OILGAS EXP    78464A730         445        15,000     OTHER      GNI Capital, Inc.        15,000
SCIENTIFIC GAMES CORP                     CL A    80874P109         702        40,000     OTHER      GNI Capital, Inc.        40,000
SELECT SECTOR SPDR TR             SBI INT-TECH    81369Y803       1,233        80,000     OTHER      GNI Capital, Inc.        80,000
TENET HEALTHCARE CORP                      COM    88033G100          98        85,000     OTHER      GNI Capital, Inc.        85,000
WISDOMTREE TRUST                JP SMALLCP DIV    97717W836       1,084        28,000     OTHER      GNI Capital, Inc.        28,000

                                             TOTAL             $ 74,577